Related Party Transactions (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2015
ServiceAgreementsFreseniusSE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	$ 101,000	$ 97,000	$ 97,000	$ 101,000
Purchases of Goods and Services	12,047,000	10,388,000	10,388,000	12,047,000
Accounts Receivables	70,000			70,000	$ 422,000
Accounts Payables	4,743,000			4,743,000	3,185,000
Service Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	1,700,000	3,784,000	3,784,000	1,700,000
Purchases of Goods and Services	42,307,000	37,869,000	37,869,000	42,307,000
Accounts Receivables	648,000			648,000	2,104,000
Accounts Payables	2,175,000			2,175,000	4,079,000
Service Agreements Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	8,392,000	8,021,000	8,021,000	8,392,000
Purchases of Goods and Services	0	0	0	0
Accounts Receivables	616,000			616,000	10,180,000
Accounts Payables	0			0	0
Service Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	10,193,000	11,902,000	11,902,000	10,193,000
Purchases of Goods and Services	54,354,000	48,257,000	48,257,000	54,354,000
Accounts Receivables	1,334,000			1,334,000	12,706,000
Accounts Payables	6,918,000			6,918,000	7,264,000
Lease Agreements Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	5,206,000	4,741,000	4,741,000	5,206,000
Accounts Receivables	0			0	0
Accounts Payables	0			0	0
Lease Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	7,595,000	7,320,000	7,320,000	7,595,000
Accounts Receivables	0			0	0
Accounts Payables	0			0	0
Lease Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	12,801,000	12,061,000	12,061,000	12,801,000
Accounts Receivables	0			0	0
Accounts Payables	0			0	0
Products Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	2,000	4,000	4,000	2,000
Purchases of Goods and Services	0	0	0	0
Accounts Receivables	0			0	0
Accounts Payables	0			0	0
Products Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	12,879,000	13,247,000	13,247,000	12,879,000
Purchases of Goods and Services	18,758,000	18,706,000	18,706,000	18,758,000
Accounts Receivables	8,587,000			8,587,000	8,774,000
Accounts Payables	5,141,000			5,141,000	3,768,000
Products Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0	0	0
Purchases of Goods and Services	182,820,000	54,259,000	54,259,000	182,820,000
Accounts Receivables	0			0	0
Accounts Payables	34,583,000			34,583,000	8,253,000
Products Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	12,881,000	13,251,000	13,251,000	12,881,000
Purchases of Goods and Services	201,578,000	$ 72,965,000	$ 72,965,000	201,578,000
Accounts Receivables	8,587,000			8,587,000	8,774,000
Accounts Payables	$ 39,724,000			$ 39,724,000	$ 12,021,000